FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL EXPENSES
Schedule of financial expenses

	2020	2019	2018
Interest on long-term debt	$296.4	$298.2	$287.8
Amortization of financing fees	8.0	7.9	6.8
Interest on lease liabilities[1]	10.3	10.3	11.0
Interest on net defined benefit liability	7.3	6.8	6.2
(Gain) loss on foreign currency translation on short-term monetary items	(1.7)	(2.2)	2.3
Interest from the parent corporation	(41.8)	(35.8)	(14.8)
Other	(0.7)	(2.3)	(7.8)
	$277.8	$282.9	$291.5

[1]Includes interest on leases liabilities with the parent Corporation of an amount of $2.2 million in 2020 ($2.4 million in 2019 and $2.5 million in 2018).